Income tax (Tables)	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Summary of Components of Current Tax Expense Income and Adjustments for Current Tax of Prior Periods

All figures in £ millions	Notes	2025	2024	2023

Current tax

Charge in respect of current year		(108)	(132)	(105)

Adjustments in respect of prior years		(6)	60	20

Total current tax charge		(114)	(72)	(85)

Deferred tax

In respect of temporary differences		(9)	8	(11)

Other adjustments in respect of prior years		2	(11)	(17)

Total deferred tax charge	13	(7)	(3)	(28)

Total tax charge		(121)	(75)	(113)

Summary of Profit Before Tax Differences Calculated
The tax on the Group’s profit before tax differs from the theoretical amount that would arise using the UK tax rate as follows:

All figures in £ millions	2025	2024	2023

Profit before tax	457	510	493

Tax calculated at UK rate (2025: 25%; 2024: 25%; 2023: 23.5%)	(114)	(127)	(116)

Effect of overseas tax rates	(3)	(1)	(1)

Effect of UK rate change	–	–	(1)

Net (expense)/income not subject to tax	(5)	3	(3)

Gains and losses on sale of businesses not subject to tax	–	–	5

Unrecognised tax losses	6	2	1

State Aid provision release	–	63	–

Movement in provisions for tax uncertainties – current year	(1)	(1)	(2)

Movement in provisions for tax uncertainties – prior years	(4)	(12)	1

Other prior year adjustments	–	(2)	3

Total tax charge	(121)	(75)	(113)

UK	(41)	21	(54)

Overseas	(80)	(96)	(59)

Total tax charge	(121)	(75)	(113)

Tax rate reflected in earnings	26.5%	14.7%	23.0%

Key judgements

• The application of tax legislation in relation to provisions for uncertain tax positions.

Key areas of estimation

•
The level of provisions required in relation to uncertain tax positions is complex and each matter is separately assessed. The estimation of future settlement amounts is based on a number of factors including the status of the unresolved matter, clarity of legislation, range of possible outcomes and the statute of limitations.

Summary of Tax (Charge)/Benefit Recognised in Other Comprehensive Income
The tax benefit/(charge) recognised in other
comprehensive
income is as follows:

All figures in £ millions	2025	2024	2023

Net exchange differences on translation of foreign operations	–	2	–

Fair value gains on other financial assets	–	–	–

Remeasurement of retirement benefit obligations	(3)	(2)	20

	(3)	–	20